Fair Value of Financial Instruments (Tables)	9 Months Ended
Jul. 31, 2026
Statement [Line Items]
Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended			As at
($ millions)	July 31 2026	April 30 2026	July 31 2025	July 31 2026	April 30 2026	July 31 2025	July 31 2026	April 30 2026	July 31 2025
Liabilities
Senior note liabilities (3)	$52,864	$48,629	$43,536	$517	$507	$(1,633)	$4,189	$3,672	$4,604
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instrument’s date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value
The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at July 31, 2026	$57,053	$52,864	$4,189	$(171)	$(1,610)
As at April 30, 2026	$52,301	$48,629	$3,672	$413	$(1,439)
As at July 31, 2025	$48,140	$43,536	$4,604	$(562)	$(1,227)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2026		April 30, 2026		October 31, 2025
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$62,455	$62,455	$79,301	$79,301	$65,967	$65,967
Trading assets	162,526	162,526	157,689	157,689	152,223	152,223
Securities purchased under resale agreements and securities borrowed	273,638	273,638	253,177	253,177	203,008	203,008
Derivative financial instruments	50,531	50,531	46,709	46,709	46,531	46,531
Investment securities – FVOCI and FVTPL	130,461	130,461	127,818	127,818	126,226	126,226
Investment securities – amortized cost	21,537	22,221	21,510	21,988	23,239	23,722
Loans	769,595	770,555	754,267	757,434	769,900	771,045
Customers’ liability under acceptances	161	161	155	155	177	177
Other financial assets	28,730	28,730	27,239	27,239	28,128	28,128
Liabilities:
Deposits	1,003,369	1,006,015	979,387	981,489	965,925	966,279
Financial instruments designated at fair value through profit or loss	52,864	52,864	48,629	48,629	47,165	47,165
Acceptances	162	162	157	157	178	178
Obligations related to securities sold short	39,971	39,971	38,064	38,064	38,104	38,104
Derivative financial instruments	58,344	58,344	56,854	56,854	56,031	56,031
Obligations related to securities sold under repurchase agreements and securities lent	226,261	226,261	238,663	238,663	189,144	189,144
Subordinated debentures	6,923	6,919	5,801	5,766	7,749	7,692
Other financial liabilities	56,883	57,045	53,031	52,913	56,500	56,529

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	July 31, 2026				April 30, 2026
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$5,908	$–	$5,908	$–	$10,200	$–	$10,200
Trading assets
Loans	–	6,300	150	6,450	–	6,391	146	6,537
Canadian federal government and government guaranteed debt	16,781	2,465	–	19,246	15,886	4,901	–	20,787
Canadian provincial and municipal debt	9,846	3,043	–	12,889	9,498	3,308	–	12,806
U.S. treasury and other U.S. agencies’ debt	9,658	6	–	9,664	10,107	–	–	10,107
Other foreign governments’ debt	1,112	10,578	–	11,690	713	11,219	–	11,932
Corporate and other debt	7,439	5,701	–	13,140	3,352	8,216	–	11,568
Equity securities	87,881	149	8	88,038	82,338	150	17	82,505
Other	–	1,409	–	1,409	–	1,447	–	1,447
	$132,717	$29,651	$158	$162,526	$121,894	$35,632	$163	$157,689
Investment securities (2)
Canadian federal government and government guaranteed debt	$17,224	$7,567	$–	$24,791	$14,170	$9,273	$–	$23,443
Canadian provincial and municipal debt	19,235	4,860	–	24,095	17,815	6,178	–	23,993
U.S. treasury and other U.S. agencies’ debt	41,020	6,856	–	47,876	41,153	5,937	–	47,090
Other foreign governments’ debt	10,876	17,391	–	28,267	6,445	21,268	–	27,713
Corporate and other debt	904	2,127	29	3,060	192	3,053	9	3,254
Equity securities	177	263	1,931	2,371	80	335	1,910	2,325
	$89,436	$39,064	$1,960	$130,460	$79,855	$46,044	$1,919	$127,818
Derivative financial instruments
Interest rate contracts	$–	$10,146	$–	$10,146	$–	$9,456	$–	$9,456
Foreign exchange and gold contracts	–	25,040	1	25,041	–	21,996	1	21,997
Equity contracts	772	8,135	25	8,932	596	6,181	29	6,806
Credit contracts	–	195	22	217	–	169	9	178
Commodity contracts	–	6,183	12	6,195	–	8,265	7	8,272
	$772	$49,699	$60	$50,531	$596	$46,067	$46	$46,709
Liabilities:
Deposits (3)	$–	$464	$–	$464	$–	$448	$–	$448
Financial liabilities designated at fair value through profit or loss	–	52,864	–	52,864	–	48,629	–	48,629
Obligations related to securities sold short	37,355	2,615	1	39,971	33,715	4,349	–	38,064

Derivative financial instruments
Interest rate contracts	–	17,646	–	17,646	–	17,414	1	17,415
Foreign exchange and gold contracts	–	23,943	–	23,943	–	21,489	–	21,489
Equity contracts	1,348	10,021	19	11,388	848	10,074	28	10,950
Credit contracts	–	17	3	20	–	19	2	21
Commodity contracts	–	5,339	8	5,347	–	6,970	9	6,979
	$1,348	$56,966	$30	$58,344	$848	$55,966	$40	$56,854
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $22,221 (April 30, 2026 – $21,988).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

	As at October 31, 2025
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$5,156	$–	$5,156
Trading assets
Loans	–	8,486	1	8,487
Canadian federal government and government guaranteed debt	13,838	1,963	–	15,801
Canadian provincial and municipal debt	8,374	3,336	–	11,710
U.S. treasury and other U.S. agencies’ debt	9,132	–	–	9,132
Other foreign governments’ debt	1,837	8,451	–	10,288
Corporate and other debt	3,523	6,593	–	10,116
Equity securities	83,412	373	12	83,797
Other	–	2,892	–	2,892
	$120,116	$32,094	$13	$152,223
Investment securities (2)
Canadian federal government and government guaranteed debt	$15,143	$7,967	$–	$23,110
Canadian provincial and municipal debt	16,293	4,550	–	20,843
U.S. treasury and other U.S. agencies’ debt	42,300	6,736	–	49,036
Other foreign governments’ debt	7,099	20,627	–	27,726
Corporate and other debt	116	2,892	32	3,040
Equity securities	96	329	2,046	2,471
	$81,047	$43,101	$2,078	$126,226
Derivative financial instruments
Interest rate contracts	$–	$9,804	$3	$9,807
Foreign exchange and gold contracts	–	26,411	1	26,412
Equity contracts	816	6,452	161	7,429
Credit contracts	–	269	4	273
Commodity contracts	–	2,594	16	2,610
	$816	$45,530	$185	$46,531
Liabilities:
Deposits (3)	$–	$335	$–	$335
Financial liabilities designated at fair value through profit or loss	–	47,165	–	47,165
Obligations related to securities sold short	34,864	3,240	–	38,104

Derivative financial instruments
Interest rate contracts	–	17,181	8	17,189
Foreign exchange and gold contracts	–	25,793	–	25,793
Equity contracts	783	9,288	43	10,114
Credit contracts	–	24	2	26
Commodity contracts	–	2,897	12	2,909
	$783	$55,183	$65	$56,031
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $23,722.
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

Summary of Changes in Level 3 Instruments Carried at Fair Value
The following table summarizes the changes in Level 3 instruments carried at fair value for the three and nine months ended July 31, 2026.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	For the three months ended July 31, 2026
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$146	$4	$–	$–	$–	$–	$–	$150	$4
Equity securities	17	(1)	–	5	(8)	1	(6)	8	(1)
	163	3	–	5	(8)	1	(6)	158	3
Investment securities
Corporate and other debt	9	–	(1)	21	–	–	–	29	–
Equity securities	1,910	16	1	121	(117)	–	–	1,931	16
	1,919	16	–	142	(117)	–	–	1,960	16
Derivative financial instruments – assets
Foreign exchange and gold contracts	1	1	–	–	–	–	(1)	1	1
Equity contracts	29	1	–	5	–	–	(10)	25	1	(3)
Credit contracts	9	–	–	21	(8)	–	–	22	–
Commodity contracts	7	5	–	–	–	–	–	12	5

Derivative financial instruments – liabilities
Interest rate contracts	(1)	–	–	–	–	–	1	–	–
Equity contracts	(28)	–	–	(10)	–	–	19	(19)	–
Credit contracts	(2)	–	–	(2)	1	–	–	(3)	–
Commodity contracts	(9)	–	–	–	1	–	–	(8)	–
	6	7	–	14	(6)	–	9	30	7
Obligations related to securities sold short	–	–	–	–	–	(1)	–	(1)	–
Total	$2,088	$26	$–	$161	$(131)	$–	$3	$2,147	$26
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended July 31, 2025.

	For the three months ended July 31, 2025
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the quarter
Trading assets	$9	$–	$–	$2	$(3)	$179	$(3)	$184
Investment securities	1,988	43	3	49	(18)	12	–	2,077
Derivative financial instruments	(8)	(3)	–	(6)	12	–	3	(2)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	For the nine months ended July 31, 2026
($ millions)	Fair value, beginning of the period	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the period	Changes in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Loans	$1	$(13)	$(3)	$165	$–	$1	$(1)	$150	$(13)
Equity securities	12	(2)	–	9	(11)	12	(12)	8	(1)
	13	(15)	(3)	174	(11)	13	(13)	158	(14)
Investment securities
Corporate and other debt	32	–	(3)	22	(22)	–	–	29	–
Equity securities	2,046	111	30	267	(523)	–	–	1,931	111
	2,078	111	27	289	(545)	–	–	1,960	111
Derivative financial instruments – assets
Interest rate contracts	3	(1)	–	–	(2)	–	–	–	(1	) (3)
Foreign exchange and gold contracts	1	1	–	–	–	1	(2)	1	1
Equity contracts	161	(9)	–	12	(70)	31	(100)	25	11	(4)
Credit contracts	4	2	–	24	(8)	–	–	22	2
Commodity contracts	16	(4)	–	–	–	–	–	12	(4)

Derivative financial instruments – liabilities
Interest rate contracts	(8)	4	–	(1)	1	(1)	5	–	(2	) (3)
Equity contracts	(43)	9	–	(22)	–	–	37	(19)	9	(4)
Credit contracts	(2)	–	–	(2)	1	–	–	(3)	–
Commodity contracts	(12)	2	–	–	2	–	–	(8)	2
	120	4	–	11	(76)	31	(60)	30	18
Obligations related to securities sold short	–	–	–	–	–	(1)	–	(1)	–
Total	$2,211	$100	$24	$474	$(632)	$43	$(73)	$2,147	$115
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(3)
Certain unrealized gains and losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

(4)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following table summarizes the changes in Level 3 instruments carried at fair value for the nine months ended July 31, 2025.

	For the nine months ended July 31, 2025
($ millions)	Fair value, beginning of the period	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into Level 3	Transfers out of Level 3	Fair value, end of the period
Trading assets	$25	$1	$–	$6	$(18)	$192	$(22)	$184
Investment securities	1,901	107	62	149	(137)	12	(17)	2,077
Derivative financial instruments	10	(15)	–	(2)	20	(15)	–	(2)
Obligations related to securities sold short	(2)	–	–	–	–	–	2	–
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.